ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable	$ 1,017,032	$ 2,769,715
Bad debt	0	0
Japanese Government Health Insurance Plan [Member]
Accounts receivable	736,983	757,434
Private Insurance Companies [Member]
Accounts receivable	$ 64,350	$ 112,195